SCHWABFUNDS -REGISTERED TRADEMARK-

     SCHWAB
     VALUE ADVANTAGE
     MONEY FUND -REGISTERED TRADEMARK-


               ANNUAL REPORT
                    AND
        AN IMPORTANT NOTICE REGARDING
            DELIVERY OF SHAREHOLDER
                  DOCUMENTS

     Annual Report
     December 31, 1999

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

As permitted by the rule, Schwab may begin indefinitely householding prospectuses and shareholder reports for SchwabFunds.-Registered Trademark-

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT WWW.SCHWAB.COM.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple SchwabFunds prospectuses and shareholder reports, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 1-800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

               SCHWABFUNDS - REGISTERED TRADEMARK-

     SCHWAB
     VALUE ADVANTAGE
     MONEY FUND -REGISTERED TRADEMARK-



     Annual Report
     December 31, 1999

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

We're pleased to bring you this annual report for the Schwab Value Advantage Money Fund-Investor Shares (the fund) for the one-year period ended
December 31, 1999. During the reporting period, the fund continued to provide investors with high current yields while offering the liquidity and stability traditionally associated with money market funds.

Schwab's Value Advantage Investments,-Registered Trademark- which include the fund as well as three tax-advantaged alternatives, are designed to provide higher yields than Sweep Investments.-TM- This is because Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that unlike Sweep Investments, Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund. For more information on Schwab money funds, see page 3.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Money Fund Investors Should Know       2
---------------------------------------------
Market Overview                             5
---------------------------------------------
Portfolio Management                        8
---------------------------------------------
Fund Performance and Portfolio
 Composition                                9
---------------------------------------------
Fund Discussion                            10
---------------------------------------------
Glossary of Terms                          11
---------------------------------------------
Portfolio Highlights                       12
---------------------------------------------
Financial Statements and Notes             13
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

As we begin a new year, I'd like to take this opportunity to reflect on last year's milestones at Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the SchwabFunds-Registered Trademark- Family.

First of all, SchwabFunds assets topped the $100 billion mark in September. With the support of investors like you, SchwabFunds continue to be among the largest and fastest growing fund families in the nation.

Secondly, we added two new products to our SchwabFunds offering in 1999:

- SCHWAB TOTAL STOCK MARKET INDEX FUND-TM- seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index, the broadest measure of U.S. stock market performance. In one single, low-cost investment, fund investors can benefit from exposure to U.S. companies of all types and sizes.

- SCHWAB YIELDPLUS FUND-TM- The fund seeks high current income with minimal changes in share price. It is designed to provide the potential for higher yields than a money fund and lower risk than a longer-term bond fund through a management strategy designed to minimize price fluctuation. Intended for your long-term (over one-year) cash needs, the fund seeks to increase the overall yield potential of the cash portion of your portfolio.

For more information on either of these funds, please call 1-800-435-4000 and request a free prospectus. The prospectus contains more information on fund fees and expenses. Please read it carefully before investing.

I encourage you to take a moment to read this annual report as it is designed to provide timely information about your SchwabFunds investments. You will find information on each fund's total returns and performance, as well as commentary on market conditions provided by the portfolio management team. In the section "What Money Fund Investors Should Know," we've also provided guidelines that can help you reach your goals by establishing--or maintaining--an ongoing investment program.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource which can help you keep track of your funds' performance.

At Schwab our philosophy has always been that a combination of regular investing and diversification is the best strategy over the long term. By investing in SchwabFunds, you've already taken an important step in building a portfolio that can help you meet your future goals. Thank you for your investment in SchwabFunds.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
December 31, 1999

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments.-Registered Trademark- Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab currently offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income tax.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for investors interested in the potential for higher money market yields.

SCHWAB MUNICIPAL MONEY FUNDS

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.*

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes.(*) The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab Florida Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

* Income from all of the Schwab Municipal Money Funds may be subject to the Federal Alternative Minimum Tax (AMT).

The table below presents the various money fund choices available at Schwab.

                                                        VALUE ADVANTAGE
 TAXABLE MONEY FUNDS   SWEEP INVESTMENTS-TM-   INVESTMENTS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
Schwab Money Market
Fund                         -
--------------------------------------------------------------------------------
Schwab Government
Money Fund                   -
--------------------------------------------------------------------------------
Schwab U.S. Treasury
Money Fund                   -
--------------------------------------------------------------------------------
Schwab Value
Advantage Money
Fund--Investor Shares                                   -
--------------------------------------------------------------------------------

MUNICIPAL MONEY FUNDS
-------------------------------------------------------------------
Schwab Municipal
Money Fund                   -                       -
-------------------------------------------------------------------
Schwab California
Municipal Money Fund         -                       -
-------------------------------------------------------------------
Schwab Florida
Municipal Money Fund         -
-------------------------------------------------------------------
Schwab New Jersey
Municipal Money Fund         -
-------------------------------------------------------------------
Schwab New York
Municipal Money Fund         -                       -
-------------------------------------------------------------------
Schwab Pennsylvania
Municipal Money Fund         -
-------------------------------------------------------------------

If you would like more information on any of these funds, please call us toll free at 800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We make it easy and convenient to invest in SchwabFunds.-Registered Trademark-With Schwab MoneyLink,-Registered Trademark- Schwab's electronic transfer service, you can have money automatically transferred into your Schwab account on a regular basis. You also can invest in person at any of our more than 340 nationwide branches, through our Web site at www.schwab.com and through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 www.schwab.com/schwabfunds

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by real (inflation adjusted) growth in gross domestic product (GDP), continued its lengthy expansion with a strong growth rate of 4.0%--the third consecutive year at 4% or higher. This rate is considered by many economists to be in excess of what the economy can absorb without experiencing inflationary pressures. High levels of consumer spending and business capital investment, as well as rising real wages and strong gains in stock prices, have been the principal factors continuing this lengthy expansion.

The Commerce Department, after revising the GDP benchmark data for the past four decades, has reported stronger growth, higher personal savings and lower inflation than were previously calculated for the 1990s.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 REAL GROSS DOMESTIC PRODUCT
                        QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                                          5.0%
Q2 1990                                                          1.0%
Q3 1990                                                         -0.6%
Q4 1990                                                         -3.0%
Q1 1991                                                         -1.7%
Q2 1991                                                          2.6%
Q3 1991                                                          1.3%
Q4 1991                                                          2.5%
Q1 1992                                                          4.3%
Q2 1992                                                          4.0%
Q3 1992                                                          3.1%
Q4 1992                                                          5.2%
Q1 1993                                                         -0.7%
Q2 1993                                                          2.1%
Q3 1993                                                          1.5%
Q4 1993                                                          6.0%
Q1 1994                                                          3.6%
Q2 1994                                                          5.7%
Q3 1994                                                          2.2%
Q4 1994                                                          5.1%
Q1 1995                                                          1.5%
Q2 1995                                                          0.8%
Q3 1995                                                          3.2%
Q4 1995                                                          3.3%
Q1 1996                                                          2.9%
Q2 1996                                                          6.9%
Q3 1996                                                          2.2%
Q4 1996                                                          4.9%
Q1 1997                                                          4.9%
Q2 1997                                                          5.1%
Q3 1997                                                          4.0%
Q4 1997                                                          3.1%
Q1 1998                                                          6.7%
Q2 1998                                                          2.1%
Q3 1998                                                          3.8%
Q4 1998                                                          5.9%
Q1 1999                                                          3.7%
Q2 1999                                                          1.9%
Q3 1999                                                          5.7%
Q4 1999                                                          5.8%
Source: BLOOMBERG L.P.

Concerns in 1998 over the impact of international economic problems were displaced in 1999 by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations and the low savings rate.

Looking ahead, the availability of increasingly scarce labor resources and the behavior of domestic consumers in response to continued stock market volatility may be key determinants of whether the economy continues on its current course or softens throughout 2000. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than the last four years.

UNEMPLOYMENT

December's unemployment rate of 4.1% was the lowest in 29 years. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the next page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Nov-99                                    4.1%
Dec-99                                    4.1%
SOURCE: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained. The Consumer Price Index
(CPI) rose a modest 2.7% during 1999. Its core rate (which excludes the more volatile food and energy components) rose just 1.9%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.5% for 1999. The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing just 3.4% for the year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION                                  MONTHLY EMPLOYMENT  MONTHLY CONSUMER
                                                           COST INDEX        PRICE INDEX
Jan-90                                                               5.5%              5.2%
Feb-90                                                               5.5%              5.3%
Mar-90                                                               5.5%              5.2%
Apr-90                                                               5.4%              4.7%
May-90                                                               5.4%              4.4%
Jun-90                                                               5.4%              4.7%
Jul-90                                                               5.2%              4.8%
Aug-90                                                               5.2%              5.6%
Sep-90                                                               5.2%              6.2%
Oct-90                                                               4.9%              6.3%
Nov-90                                                               4.9%              6.3%
Dec-90                                                               4.9%              6.1%
Jan-91                                                               4.6%              5.7%
Feb-91                                                               4.6%              5.3%
Mar-91                                                               4.6%              4.9%
Apr-91                                                               4.6%              4.9%
May-91                                                               4.6%              5.0%
Jun-91                                                               4.6%              4.7%
Jul-91                                                               4.3%              4.4%
Aug-91                                                               4.3%              3.8%
Sep-91                                                               4.3%              3.4%
Oct-91                                                               4.3%              2.9%
Nov-91                                                               4.3%              3.0%
Dec-91                                                               4.3%              3.1%
Jan-92                                                               4.0%              2.6%
Feb-92                                                               4.0%              2.8%
Mar-92                                                               4.0%              3.2%
Apr-92                                                               3.6%              3.2%
May-92                                                               3.6%              3.0%
Jun-92                                                               3.6%              3.1%
Jul-92                                                               3.5%              3.2%
Aug-92                                                               3.5%              3.1%
Sep-92                                                               3.5%              3.0%
Oct-92                                                               3.5%              3.2%
Nov-92                                                               3.5%              3.0%
Dec-92                                                               3.5%              2.9%
Jan-93                                                               3.5%              3.3%
Feb-93                                                               3.5%              3.2%
Mar-93                                                               3.5%              3.1%
Apr-93                                                               3.6%              3.2%
May-93                                                               3.6%              3.2%
Jun-93                                                               3.6%              3.0%
Jul-93                                                               3.6%              2.8%
Aug-93                                                               3.6%              2.8%
Sep-93                                                               3.6%              2.7%
Oct-93                                                               3.5%              2.8%
Nov-93                                                               3.5%              2.7%
Dec-93                                                               3.5%              2.7%
Jan-94                                                               3.2%              2.5%
Feb-94                                                               3.2%              2.5%
Mar-94                                                               3.2%              2.5%
Apr-94                                                               3.2%              2.4%
May-94                                                               3.2%              2.3%
Jun-94                                                               3.2%              2.5%
Jul-94                                                               3.2%              2.8%
Aug-94                                                               3.2%              2.9%
Sep-94                                                               3.2%              3.0%
Oct-94                                                               3.0%              2.6%
Nov-94                                                               3.0%              2.7%
Dec-94                                                               3.0%              2.7%
Jan-95                                                               2.9%              2.8%
Feb-95                                                               2.9%              2.9%
Mar-95                                                               2.9%              2.9%
Apr-95                                                               2.9%              3.1%
May-95                                                               2.9%              3.2%
Jun-95                                                               2.9%              3.0%
Jul-95                                                               2.7%              2.8%
Aug-95                                                               2.7%              2.6%
Sep-95                                                               2.7%              2.5%
Oct-95                                                               2.7%              2.8%
Nov-95                                                               2.7%              2.6%
Dec-95                                                               2.7%              2.5%
Jan-96                                                               2.8%              2.7%
Feb-96                                                               2.8%              2.7%
Mar-96                                                               2.8%              2.8%
Apr-96                                                               2.9%              2.9%
May-96                                                               2.9%              2.9%
Jun-96                                                               2.9%              2.8%
Jul-96                                                               2.8%              3.0%
Aug-96                                                               2.8%              2.9%
Sep-96                                                               2.8%              3.0%
Oct-96                                                               2.9%              3.0%
Nov-96                                                               2.9%              3.3%
Dec-96                                                               2.9%              3.3%
Jan-97                                                               2.9%              3.0%
Feb-97                                                               2.9%              3.0%
Mar-97                                                               2.9%              2.8%
Apr-97                                                               2.8%              2.5%
May-97                                                               2.8%              2.2%
Jun-97                                                               2.8%              2.3%
Jul-97                                                               3.0%              2.2%
Aug-97                                                               3.0%              2.2%
Sep-97                                                               3.0%              2.2%
Oct-97                                                               3.3%              2.1%
Nov-97                                                               3.3%              1.8%
Dec-97                                                               3.3%              1.7%
Jan-98                                                               3.3%              1.6%
Feb-98                                                               3.3%              1.4%
Mar-98                                                               3.3%              1.4%
Apr-98                                                               3.5%              1.4%
May-98                                                               3.5%              1.7%
Jun-98                                                               3.5%              1.7%
Jul-98                                                               3.7%              1.7%
Aug-98                                                               3.7%              1.6%
Sep-98                                                               3.7%              1.5%
Oct-98                                                               3.4%              1.5%
Nov-98                                                               3.4%              1.5%
Dec-98                                                               3.4%              1.6%
Jan-99                                                               3.0%              1.7%
Feb-99                                                               3.0%              1.6%
Mar-99                                                               3.0%              1.7%
Apr-99                                                               3.2%              2.3%
May-99                                                               3.2%              2.1%
Jun-99                                                               3.2%              2.0%
Jul-99                                                               3.1%              2.1%
Aug-99                                                               3.1%              2.3%
Sep-99                                                               3.1%              2.6%
Oct-99                                                               3.4%              2.6%
Nov-99                                                               3.4%              2.6%
Dec-99                                                               3.4%              2.7%
SOURCE: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Although there is little evidence of accelerating core inflation, the Federal Reserve (Fed) has expressed concern that if labor markets continue to tighten, increases in wages could outpace productivity growth. In such an environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and at 2.9% during 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE                MSCE-EAFE INDEX  S&P 500 INDEX  RUSSELL 2000 INDEX    LEHMAN AGGREGATE BOND INDEX
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
DEC-98                                          $1.0000        $1.0000             $1.0000                        $1.0000
JAN-99                                          $0.9970        $1.0418             $1.0133                        $1.0071
Feb-99                                          $0.9733        $1.0094             $0.9312                        $0.9895
Mar-99                                          $1.0139        $1.0498             $0.9457                        $0.9949
Apr-99                                          $1.0549        $1.0904             $1.0305                        $0.9981
May-99                                          $1.0006        $1.0647             $1.0455                        $0.9893
Jun-99                                          $1.0396        $1.1238             $1.0928                        $0.9862
Jul-99                                          $1.0705        $1.0887             $1.0628                        $0.9820
Aug-99                                          $1.0710        $1.0833             $1.0235                        $0.9815
Sep-99                                          $1.0818        $1.0536             $1.0237                        $0.9929
Oct-99                                          $1.1224        $1.1203             $1.0279                        $0.9966
Nov-99                                          $1.1614        $1.1430             $1.0893                        $0.9965
Dec-99                                          $1.2656        $1.2104             $1.2126                        $0.9917

COMPILED BY CHARLES SCHWAB & CO., INC.

For the first time since 1994, international stocks outperformed domestic large-cap stocks. Assisted by the rebound in Asian markets, international stocks, as represented by the MSCI EAFE Index, achieved a total return of 26.96% for 1999 versus 21.04% for the S&P 500 Index. Within the S&P 500, growth stocks in general, and technology growth stocks in particular, continued to be the strongest performing style for the period. Small-cap stocks, as represented by the Russell 2000 Index, also experienced a positive return of 21.26% for the year.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were (0.82)% for the year.

TREASURY BOND YIELDS

Continuing a trend which began in October 1998, both long-term and intermediate-term rates continued to climb upward during the reporting period. The primary drivers of this upward trend were scaled back concerns about the impact of international economic problems and continued strong growth of the domestic economy, which shows no immediate signs of slowing.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS

           30-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/1/99                5.10%                          4.54%
1/8/99                5.27%                          4.73%
1/15/99               5.11%                          4.55%
1/22/99               5.08%                          4.52%
1/29/99               5.09%                          4.55%
2/5/99                5.35%                          4.86%
2/12/99               5.42%                          4.96%
2/19/99               5.39%                          4.99%
2/26/99               5.58%                          5.22%
3/5/99                5.60%                          5.22%
3/12/99               5.53%                          5.06%
3/19/99               5.56%                          5.08%
3/26/99               5.59%                          5.08%
4/2/99                5.46%                          4.96%
4/9/99                5.46%                          4.96%
4/16/99               5.57%                          5.11%
4/23/99               5.60%                          5.14%
4/30/99               5.66%                          5.21%
5/7/99                5.81%                          5.37%
5/14/99               5.92%                          5.50%
5/21/99               5.75%                          5.43%
5/28/99               5.83%                          5.58%
6/4/99                5.96%                          5.73%
6/11/99               6.16%                          5.91%
6/18/99               5.97%                          5.73%
6/25/99               6.15%                          5.89%
7/2/99                6.00%                          5.69%
7/9/99                6.00%                          5.69%
7/16/99               5.88%                          5.55%
7/23/99               6.03%                          5.69%
7/30/99               6.10%                          5.79%
8/6/99                6.18%                          5.91%
8/13/99               6.10%                          5.86%
8/20/99               5.99%                          5.77%
8/27/99               5.98%                          5.77%
9/3/99                6.02%                          5.77%
9/10/99               6.04%                          5.78%
9/17/99               6.06%                          5.75%
9/24/99               5.97%                          5.66%
10/1/99               6.13%                          5.86%
10/8/99               6.20%                          5.95%
10/15/99              6.26%                          5.97%
10/22/99              6.35%                          6.10%
10/29/99              6.16%                          5.95%
11/5/99               6.06%                          5.86%
11/12/99              6.04%                          5.86%
11/19/99              6.16%                          5.99%
11/26/99              6.23%                          6.05%
12/3/99               6.25%                          6.07%
12/10/99              6.17%                          5.98%
12/17/99              6.37%                          6.19%
12/24/99              6.49%                          6.31%
12/31/99              6.48%                          6.34%
SOURCE: BLOOMBERG L.P.

SHORT-TERM INTEREST RATE ENVIRONMENT

Short-term interest rates increased approximately 1% during 1999. Until the April CPI report, the economy demonstrated continued signs of growth with no significant evidence of accelerating inflation or indications that the Fed would move to change short-term rates. Following the unexpectedly high April CPI report, the Fed adopted a "tightening" bias in May, followed by a 0.25% increase in the Federal Funds Rate at the June meeting.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          1999 YIELDS ON 90-DAY COMMERCIAL PAPER
             AND THREE-MONTH TREASURY BILLS

                    3 MONTH TREASURY BILL  90 DAY COMMERCIAL PAPER
1/1/99                              4.46%                    4.78%
1/8/99                              4.48%                    4.75%
1/15/99                             4.43%                    4.76%
1/22/99                             4.34%                    4.76%
1/29/99                             4.45%                    4.75%
2/5/99                              4.49%                    4.76%
2/12/99                             4.52%                    4.78%
2/19/99                             4.56%                    4.80%
2/26/99                             4.67%                    4.81%
3/5/99                              4.60%                    4.83%
3/12/99                             4.59%                    4.81%
3/19/99                             4.49%                    4.81%
3/26/99                             4.49%                    4.81%
4/2/99                              4.39%                    4.82%
4/9/99                              4.35%                    4.80%
4/16/99                             4.31%                    4.79%
4/23/99                             4.41%                    4.78%
4/30/99                             4.54%                    4.77%
5/7/99                              4.60%                    4.79%
5/14/99                             4.65%                    4.79%
5/21/99                             4.58%                    4.83%
5/28/99                             4.64%                    4.84%
6/4/99                              4.54%                    4.87%
6/11/99                             4.73%                    4.90%
6/18/99                             4.65%                    5.00%
6/25/99                             4.79%                    5.03%
7/2/99                              4.67%                    5.13%
7/9/99                              4.68%                    5.11%
7/16/99                             4.66%                    5.10%
7/23/99                             4.66%                    5.11%
7/30/99                             4.75%                    5.12%
8/6/99                              4.80%                    5.18%
8/13/99                             4.71%                    5.24%
8/20/99                             4.83%                    5.27%
8/27/99                             4.99%                    5.30%
9/3/99                              4.91%                    5.31%
9/10/99                             4.73%                    5.31%
9/17/99                             4.65%                    5.33%
9/24/99                             4.78%                    5.33%
10/1/99                             4.86%                    5.30%
10/8/99                             4.79%                    5.90%
10/15/99                            5.05%                    5.87%
10/22/99                            5.05%                    5.96%
10/29/99                            5.09%                    5.90%
11/5/99                             5.12%                    5.88%
11/12/99                            5.22%                    5.78%
11/19/99                            5.22%                    5.79%
11/26/99                            5.29%                    5.78%
12/3/99                             5.25%                    5.83%
12/10/99                            5.28%                    5.84%
12/17/99                            5.44%                    5.89%
12/24/99                            5.45%                    6.00%
12/31/99                            5.33%                    5.78%
SOURCE: BLOOMBERG L.P.

Throughout the remainder of the year, the Fed continued to express concern about the potential for a buildup of inflationary imbalances that could undermine the favorable performance of the economy. The Fed raised the Federal Funds Rate by 0.25% two additional times in August and November. The target Federal Funds Rate was 5.50% at the end of the reporting period and there was a widespread expectation by most economists that the Fed may adopt further rate increases during 2000.

  This market overview has been provided by the portfolio management team.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Schwab Value Advantage Money Fund since its inception in 1992. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

YIELD SUMMARY AS OF 12/31/99(1)

------------------------------------------------------------------
Seven-Day Yield                                              5.63%
------------------------------------------------------------------
Seven-Day Effective Yield                                    5.79%
------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

YIELD ADVANTAGE

The Schwab Value Advantage Money Fund offers the potential to earn higher yields than many other money market funds. The fund is designed for cash reserves that do not require frequent access and, as such, has minimum balance and transaction requirements designed to keep operating expenses low. These lower expenses generally mean higher yields for fund shareholders.

The chart at right presents weekly seven-day effective yields for the fund and for the average taxable money fund and shows that the fund consistently outperformed the average taxable money fund during the reporting period.

PORTFOLIO COMPOSITION
The Schwab Value Advantage Money Fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper, certificates of deposit, variable- and floating-rate debt securities, bank notes and repurchase agreements. The chart at right illustrates the composition of the fund's portfolio as of December 31,1999 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 1999 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    SEVEN-DAY EFFECTIVE YIELDS: 1/1/99 THROUGH 12/31/99

                        SCHWAB VALUE      IBC FINANCIAL DATA INC.'S
                    ADVANTAGE MONEY FUND    MONEY FUND AVERAGE(2)
1/8                        5.08                       4.66
1/15                       5.04                       4.57
1/22                       5.02                       4.54
1/29                       4.99                       4.46
2/5                        4.95                       4.44
2/12                       4.88                       4.41
2/19                       4.85                       4.37
2/26                       4.81                       4.35
3/5                        4.79                       4.37
3/12                       4.78                       4.34
3/19                       4.77                       4.33
3/26                       4.74                       4.31
4/2                        4.73                       4.32
4/9                        4.73                       4.35
4/16                       4.73                       4.30
4/23                       4.72                       4.30
4/30                       4.71                       4.29
5/7                        4.72                       4.31
5/14                       4.72                       4.28
5/21                       4.72                       4.28
5/28                       4.71                       4.27
6/4                        4.72                       4.31
6/11                       4.73                       4.30
6/18                       4.74                       4.31
6/25                       4.74                       4.31
7/2                        4.76                       4.36
7/9                        4.79                       4.41
7/16                       4.80                       4.43
7/23                       4.82                       4.46
7/30                       4.85                       4.48
8/6                        4.87                       4.50
8/13                       4.91                       4.51
8/20                       4.96                       4.56
8/27                       4.99                       4.58
9/30                       5.04                       4.65
9/10                       5.08                       4.68
9/17                       5.12                       4.70
9/24                       5.16                       4.74
10/1                       5.19                       4.76
10/8                       5.21                       4.78
10/15                      5.25                       4.81
10/22                      5.29                       4.84
10/29                      5.36                       4.87
11/5                       5.40                       4.91
11/12                      5.43                       4.92
11/19                      5.46                       4.98
11/26                      5.48                       5.03
12/3                       5.51                       5.10
12/10                      5.59                       5.12
12/17                      5.64                       5.19
12/24                      5.70                       5.25
12/31                      5.78                       5.29

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PORTFOLIO COMPOSITION AS A PERCENTAGE
                   OF FUND INVESTMENTS
                     as of 12/31/99
Bank Notes                                         0.7%
Commercial Paper and Other Corporate Obligations  64.9%
Repurchase Agreements                              1.3%
Certificates of Deposit                           25.1%
Variable Rate Obligations                          8.0%

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day and the seven-day effective yields for the fund would have been 5.44% and 5.59%, respectively.

(2) Source: IBC Financial Data, Inc. Average seven-day effective yield of funds in the first-tier category of taxable money funds for each week in the year ended 12/31/99. The weekly number of funds in the category ranged from 278 to 306.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST
RATE ENVIRONMENT DURING THE ONE-YEAR
REPORTING PERIOD?

A. Short-term interest rates remained relatively stable during the first half of the reporting period as the economy demonstrated continued signs of growth. However, the April Consumer Price Index (CPI) report, which was unexpectedly high, renewed inflation fears and increased the possibility of potential action by the Federal Reserve (Fed). In May, the Fed gave its first indication that they were concerned about building inflationary pressure by adopting a "tightening" bias, causing short-term rates to edge upward toward the end of the first half of the reporting period.

The Fed maintained its vigilant stance as the economy continued to grow at a robust pace and the labor markets remained very tight. Concerned that inflationary imbalances could undermine the favorable performance of the economy, the Fed took steps to slow growth by raising short-term interest rates by 0.25% on June 30th. This rate increase was followed by two additional increases, each 0.25%, in August and November, which left the Federal Funds Rate at 5.50% as of the end of the reporting period.

During much of the year there was a great deal of concern about the potential effect of Y2K on short-term interest rates. These concerns were largely controlled by the Fed's willingness to provide liquidity and the positive reports about Y2K preparations. As a result there was very little pressure on short-term rates as the reporting period ended.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS IN RESPONSE TO CHANGES IN INTEREST RATES?

A. During the reporting period our overall strategy for the funds was consistent with our long-term strategy, which is to maintain a dollar-weighted average maturity (DWAM) slightly longer than those of other funds with similar investment objectives. This strategy had a beneficial impact on the fund's yields throughout most of the period.

During the first quarter of 1999, based on our expectation that short-term rates would remain relatively stable, we looked for opportunities to buy securities with longer-dated maturities when they were available at attractive prices. Beginning in May, the Fed took a more restrictive stance and we deviated from this strategy somewhat by focusing on shorter-term securities while looking for opportunities to purchase higher-yielding securities with longer maturities on a selective basis.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the Federal Funds Rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

-------------------------------------------
Last seven days                       5.63%
-------------------------------------------
Last three months                     5.34%
-------------------------------------------
Last 12 months                        4.90%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99   6/30/99   9/30/99   12/31/99
-------------------------------------------------------------
0-15 days                15.4%     21.2%     21.6%     12.7%
-------------------------------------------------------------
16-30 days               11.6%     14.5%     16.7%     10.6%
-------------------------------------------------------------
31-60 days               22.5%     24.8%     19.6%     33.6%
-------------------------------------------------------------
61-90 days               22.3%     24.1%     16.6%     22.7%
-------------------------------------------------------------
91-120 days              16.9%      1.7%      7.6%      8.1%
-------------------------------------------------------------
More than 120 days       11.3%     13.7%     17.9%     12.3%
-------------------------------------------------------------
Weighted average       72 days   68 days   66 days   68 days
-------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 12/31/99
-----------------------------------------------------------------------------------
Tier 1                                                     100.0%
-----------------------------------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
December 31, 1999

                                                             Par        Value
                                                           --------  -----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 64.6%
AUTOMOBILE RECEIVABLES -- 1.0% (f)
New Center Asset Trust Plus
  5.93%, 02/09/00                                          $100,000  $    99,367
  5.93%, 02/11/00                                            75,000       74,501
  6.15%, 03/16/00                                           100,000       98,738
                                                                     -----------
                                                                         272,606
                                                                     -----------
AUTOMOTIVE -- 1.2%
Ford Motor Credit
   6.23%, 03/09/00                                          147,000      145,293
General Motors Acceptance Corp.
   5.97%, 02/09/00                                          100,000       99,363
   5.93%, 02/14/00                                           85,000       84,393
                                                                     -----------
                                                                         329,049
                                                                     -----------
BANKING - AUSTRALIA -- 0.3%
Westpac Capital Corp.
   7.14%, 01/07/00                                           43,000       42,949
   6.05%, 05/01/00                                           46,000       45,092
                                                                     -----------
                                                                          88,041
                                                                     -----------
BANKING - BELGIUM -- 1.4% (a)
BBL North America
   6.03%, 03/13/00                                           85,000       83,992
   6.02%, 06/06/00                                           25,000       24,363
Fortis Funding L.L.C
   6.03%, 01/10/00                                           17,613       17,587
   6.09%, 02/29/00                                           78,000       77,239
   5.92%, 04/17/00                                           20,000       19,657
   6.05%, 05/03/00                                           50,000       48,996
   5.90%, 05/16/00                                           50,000       48,917
   5.93%, 05/17/00                                           46,000       44,992
                                                                     -----------
                                                                         365,743
                                                                     -----------
BANKING - CANADA -- 0.2%
Bank of Nova Scotia
   6.02%, 03/06/00                                           50,000       49,465
                                                                     -----------
BANKING - DENMARK -- 0.6%
Den Danske Corp.
   5.96%, 02/28/00                                           20,000       19,811
   6.05%, 04/28/00                                           28,000       27,461
   6.04%, 06/15/00                                           43,000       41,838
Unifunding, Inc.
   6.00%, 02/04/00                                           65,000       64,637
                                                                     ----------
                                                                         153,747
                                                                     -----------


                                                             Par       Value
                                                           --------  -----------
BANKING - DOMESTIC -- 3.7%
Bank One Corp.
   5.92%, 04/11/00                                         $ 50,000  $    49,191
   6.00%, 05/08/00                                           20,000       19,586
Citibank Capital Market Assets,
  L.L.C. (a) (e)
   5.97%, 02/17/00                                           24,000       23,819
   6.00%, 02/29/00                                           30,000       29,713
Citicorp
   5.96%, 02/02/00                                           30,000       29,845
   6.31%, 02/18/00                                           75,000       74,376
Enterprise Funding Corp. (a) (e)
   6.14%, 02/02/00                                           30,332       30,169
   6.02%, 02/15/00                                           16,045       15,927
   6.10%, 03/14/00                                           30,147       29,780
Forrestal Funding Master Trust (a) (e)
   5.96%, 02/09/00                                           50,000       49,686
   5.97%, 02/23/00                                           50,000       49,574
   6.05%, 02/29/00                                           53,135       52,621
   6.00%, 03/10/00                                           21,000       20,766
   6.02%, 03/13/00                                           43,000       42,497
   6.04%, 03/23/00                                            8,000        7,892
   5.95%, 04/24/00                                           25,000       24,541
Intrepid Funding Master Trust (a) (e)
   5.97%, 02/03/00                                           30,696       30,530
   6.02%, 02/09/00                                           49,000       48,687
   5.97%, 03/07/00                                           30,527       30,198
   5.98%, 03/24/00                                          171,946      169,625
Kitty Hawk Funding Corp. (a) (e)
   6.04%, 01/03/00                                           20,824       20,817
   6.04%, 01/28/00                                           50,000       49,776
   6.35%, 02/09/00                                           30,793       30,583
   6.00%, 03/20/00                                           41,000       40,476
   6.03%, 06/01/00                                           16,060       15,663
Vehicle Services of America (e)
   6.51%, 02/10/00                                           27,000       26,807
                                                                     -----------
                                                                       1,013,145
                                                                     -----------
BANKING - GERMANY -- 1.3% (e)
Bavaria TRR Corp. (a)
   6.05%, 03/02/00                                           32,000       31,677
   6.10%, 03/23/00                                           70,000       69,053
   6.10%, 03/27/00                                           36,000       35,490
   6.11%, 03/27/00                                           21,000       20,702
   6.13%, 03/31/00                                           10,000        9,851

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (CONTINUED)
December 31, 1999

                                                             Par        Value
                                                           --------  -----------
Comision Federal de Electricidad
   6.00%, 03/27/00                                         $ 10,000  $     9,861
Giro US Funding Corp. (a)
   6.04%, 01/03/00                                           17,000       16,994
   6.07%, 01/10/00                                           20,000       19,970
   6.21%, 01/18/00                                            7,247        7,226
   5.78%, 02/03/00                                           15,000       14,923
   6.10%, 02/10/00                                           37,153       36,906
   6.18%, 02/22/00                                           54,000       53,527
   6.12%, 03/15/00                                           10,303       10,177
   5.97%, 04/25/00                                            6,931        6,802
                                                                     -----------
                                                                         343,159
                                                                     -----------
BANKING - NETHERLANDS -- 5.2%
ABN-AMRO North America
  Finance, Inc.
   5.96%, 02/29/00                                          165,000      163,412
Atlantis One Funding Corp. (e)
   5.61%, 01/20/00                                          112,600      112,276
   5.66%, 01/26/00                                           66,813       66,558
   6.01%, 01/28/00                                          199,000      198,121
   6.03%, 01/28/00                                           30,000       29,867
   5.78%, 02/04/00                                           40,605       40,390
   5.60%, 02/07/00                                           75,958       75,534
   5.68%, 02/07/00                                           60,000       59,660
   5.93%, 02/08/00                                          140,000      139,147
   5.90%, 02/10/00                                           92,000       91,414
   5.93%, 02/10/00                                          153,334      152,351
   5.95%, 02/16/00                                          217,568      215,960
   6.03%, 02/18/00                                           25,000       24,804
   5.97%, 02/22/00                                            5,000        4,958
Tulip Funding Corp. (a)
   6.06%, 01/21/00                                           48,983       48,820
                                                                     -----------
                                                                       1,423,272
                                                                     -----------
BANKING - NORWAY -- 0.3% (a)
Christiania Capital Corp.
   6.08%, 02/04/00                                           80,000       79,547
                                                                     -----------
BANKING - SPAIN -- 0.2%
Santander Finance (Delaware), Inc.
   5.96%, 02/23/00                                           50,000       49,568
                                                                     -----------



                                                             Par       Value
                                                           --------  -----------
BANKING - SWEDEN -- 1.7%
AB Spintab
   6.00%, 02/29/00                                         $ 82,000  $    81,206
   6.06%, 03/01/00                                           45,000       44,554
   6.00%, 03/02/00                                           50,000       49,499
   6.04%, 03/06/00                                          100,000       98,926
   6.04%, 03/07/00                                           30,000       29,673
Forenings Sparbanken AB (Swedbank)
   5.93%, 02/10/00                                           75,000       74,512
Swedbank, Inc.
   6.10%, 03/22/00                                           76,000       74,983
                                                                     -----------
                                                                         453,353
                                                                     -----------
BANKING - SWITZERLAND -- 0.2% (a)
Credit Suisse First Boston, Inc.
   5.78%, 02/08/00                                           50,000       49,704
                                                                     -----------
BANKING - UNITED KINGDOM -- 0.5%
Abbey National Treasury Services PLC
   5.20%, 05/04/00                                           92,000       91,979
Repeat Offering Securitzation
  Entity, Inc. (a) (e)
   6.02%, 02/28/00                                           56,882       56,338
                                                                     -----------
                                                                         148,317
                                                                     -----------
CREDIT CARD RECEIVABLES -- 2.3% (a) (f)
Dakota Certificates Program SCCMT-1
   6.92%, 01/06/00                                           36,000       35,965
   6.07%, 01/11/00                                          100,000       99,833
   6.08%, 01/12/00                                           95,000       94,825
   6.11%, 02/25/00                                           50,000       49,539
   6.06%, 03/07/00                                          105,000      103,851
   6.06%, 03/10/00                                           35,000       34,600
Montauk Funding Corp.
   7.03%, 01/12/00                                           28,930       28,868
   7.04%, 01/18/00                                           47,000       46,845
   6.55%, 02/03/00                                          100,000       99,404
   5.98%, 02/09/00                                            7,600        7,551
   6.13%, 02/25/00                                           10,000        9,908
Providian Master Trust Series 1993-3
   6.08%, 02/07/00                                           12,000       11,926
   6.01%, 02/17/00                                           15,352       15,234
                                                                     -----------
                                                                         638,349
                                                                     -----------

                                                             Par        Value
                                                           --------  -----------
DIVERSIFIED FINANCIAL ASSETS -- 18.3% (a) (f)
Amsterdam Funding Corp.
   6.13%, 01/04/00                                         $ 50,000  $    49,975
   6.26%, 01/04/00                                           32,000       31,983
   6.02%, 01/11/00                                           70,000       69,885
   6.06%, 01/12/00                                            1,800        1,797
   5.62%, 01/20/00                                           75,000       74,784
   6.01%, 02/04/00                                           54,118       53,817
Bavaria Universal Funding Corp.
   5.91%, 01/20/00                                           13,000       12,961
   6.00%, 03/27/00                                           15,600       15,383
Beta Finance, Inc.
   6.09%, 03/14/00                                           22,489       22,219
   6.00%, 03/28/00                                           10,000        9,860
   6.00%, 04/14/00                                           45,000       44,246
   6.07%, 04/14/00                                           50,000       49,150
   5.25%, 05/11/00                                           75,000       75,000
   5.55%, 06/09/00                                           45,000       44,998
CC (USA), Inc.
   5.13%, 01/11/00                                           50,000       50,000
   5.99%, 03/03/00                                           35,500       35,145
   6.00%, 03/14/00                                          185,000      182,816
   6.00%, 03/20/00                                          100,000       98,723
   6.00%, 03/31/00                                           11,000       10,840
Concord Minutemen Capital Co.,
  LLC Series A
   5.66%, 01/21/00                                           25,000       24,924
   6.25%, 01/27/00                                           93,000       92,587
   6.00%, 01/31/00                                           50,000       49,756
   5.98%, 02/09/00                                          100,000       99,371
   5.99%, 02/11/00                                           75,000       74,502
   5.94%, 02/15/00                                           11,000       10,921
   5.99%, 02/18/00                                           14,000       13,892
   6.02%, 02/22/00                                          126,000      124,932
   6.00%, 02/24/00                                           42,231       41,861
   6.10%, 03/17/00                                           10,000        9,875
Dorada Finance, Inc.
   5.91%, 02/15/00                                           42,000       41,699
   6.00%, 04/10/00                                           80,000       78,710
   6.00%, 04/14/00                                           15,000       14,749
Greenwich Funding Corp.
   6.00%, 01/28/00                                           49,900       49,678
   6.31%, 02/16/00                                          157,600      156,341
   6.09%, 03/15/00                                           73,256       72,352



                                                             Par        Value
                                                           --------  -----------
Greyhawk Funding, LLC
   6.00%, 01/25/00                                         $ 11,000  $    10,957
   6.06%, 03/01/00                                           75,000       74,252
   6.23%, 03/02/00                                          165,000      163,281
   6.07%, 03/08/00                                           25,000       24,722
   6.08%, 03/09/00                                           54,000       53,389
International Securitization Corp.
   6.20%, 01/18/00                                           24,000       23,931
   6.25%, 01/19/00                                            7,000        6,978
   6.23%, 01/20/00                                           50,000       49,838
   6.23%, 01/25/00                                           50,000       49,796
   5.93%, 01/27/00                                           50,000       49,792
   6.00%, 01/27/00                                           33,000       32,860
   6.10%, 02/02/00                                           25,085       24,952
   6.02%, 02/24/00                                           22,000       21,806
   6.03%, 02/25/00                                           50,110       49,660
   6.16%, 04/24/00                                           12,000       11,773
   6.15%, 04/28/00                                           15,000       14,707
Lexington Parker Capital Corp.
   5.66%, 01/25/00                                           89,000       88,674
   5.60%, 02/02/00                                           90,000       89,565
   5.60%, 02/08/00                                           30,000       29,828
   5.98%, 02/09/00                                            2,000        1,987
   5.98%, 02/16/00                                          120,000      119,109
   6.05%, 03/03/00                                           55,000       54,435
   6.07%, 03/03/00                                           20,000       19,794
Market Street Funding Corp.
   6.06%, 02/02/00                                          168,000      167,108
   6.14%, 02/03/00                                           60,961       60,623
   6.02%, 02/11/00                                           76,000       75,491
Mont Blanc Capital Corp.
   5.98%, 02/17/00                                           50,000       49,616
   6.02%, 02/25/00                                           29,715       29,446
Moriarty LLC
   6.25%, 01/24/00                                            8,000        7,969
   5.97%, 02/15/00                                           50,000       49,632
   5.97%, 02/17/00                                           88,000       87,324
   6.09%, 03/10/00                                          100,000       98,850
Quincy Capital Corp.
   6.74%, 01/13/00                                           48,000       47,893
   6.16%, 02/03/00                                           75,346       74,927
   6.46%, 02/03/00                                           20,163       20,045
   6.13%, 02/07/00                                           64,122       63,726
   5.95%, 02/15/00                                           39,000       38,715

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (CONTINUED)
December 31, 1999

                                                              Par       Value
                                                           --------  -----------
Sigma Finance, Inc.
   5.61%, 01/18/00                                         $ 15,000  $    14,961
   6.00%, 02/24/00                                           62,500       61,946
   6.13%, 02/24/00                                           75,000       74,325
   6.02%, 03/01/00                                           50,000       49,506
   6.05%, 03/02/00                                           53,000       52,465
   6.05%, 03/06/00                                           84,200       83,294
   6.05%, 03/08/00                                           21,000       20,767
   6.06%, 03/08/00                                           50,000       49,444
   6.06%, 03/22/00                                           74,000       73,008
   6.08%, 04/10/00                                          100,000       98,362
   6.08%, 04/14/00                                           25,000       24,570
   6.11%, 04/14/00                                           40,000       39,316
   6.11%, 04/25/00                                           75,000       73,582
   6.15%, 04/25/00                                           29,500       28,938
   5.93%, 05/15/00                                           32,500       31,799
   5.95%, 05/30/00                                           50,000       48,799
   6.10%, 06/15/00                                           79,000       76,845
   6.31%, 11/01/00                                           50,000       50,000
Stellar Funding Group, Inc.
   6.53%, 01/13/00                                           10,000        9,978
   6.25%, 01/27/00                                            8,900        8,860
   6.13%, 02/10/00                                           13,000       12,913
   6.03%, 02/15/00                                           13,000       12,904
   6.04%, 02/22/00                                           20,000       19,830
   6.18%, 02/25/00                                           21,000       20,806
   6.03%, 02/28/00                                            7,192        7,124
   6.01%, 02/29/00                                           10,000        9,903
   6.03%, 03/23/00                                            9,289        9,165
Variable Funding Capital Corp.
   5.91%, 01/06/00                                           25,000       24,980
   6.03%, 01/06/00                                           37,000       36,970
   6.02%, 01/07/00                                           50,000       49,951
                                                                     -----------
                                                                       5,002,494
                                                                     -----------
FINANCE - COMMERCIAL -- 5.5%
CIT Group Holdings, Inc.
   5.96%, 02/15/00                                          100,000       99,266
   5.95%, 02/17/00                                           81,000       80,380
Concord Minutemen Capital Co.,
  L.L.C. Series B (a)
   5.78%, 02/09/00                                           30,000       29,818
   6.04%, 02/16/00                                           18,000       17,863
   6.12%, 02/17/00                                           50,000       49,609
General Electric Capital Corp.
   5.97%, 02/10/00                                           32,000       31,791
   6.02%, 03/08/00                                           50,000       49,448
   6.05%, 03/08/00                                          110,000      108,788
   6.17%, 03/08/00                                          205,000      202,677



                                                             Par        Value
                                                           --------  -----------
General Electric Capital
International Funding, Inc. (a)
   6.02%, 03/09/00                                         $105,892  $   104,706
   6.12%, 03/14/00                                          232,000      229,191
   6.12%, 03/16/00                                          150,000      148,134
   6.10%, 03/17/00                                          155,000      153,053
General Electric Capital Services
   6.10%, 02/23/00                                           50,000       49,560
   6.05%, 03/13/00                                           50,000       49,408
Heller Financial, Inc.
   6.30%, 01/18/00                                           24,000       23,930
   6.08%, 02/14/00                                           56,000       55,591
   6.15%, 03/13/00                                           20,000       19,758
                                                                     -----------
                                                                       1,502,971
                                                                     -----------
FINANCE - CONSUMER -- 0.5%
Associates First Capital B.V
   5.95%, 02/17/00                                           18,000       17,862
   5.95%, 02/18/00                                           40,000       39,688
   5.95%, 03/02/00                                           50,000       49,504
   6.04%, 03/03/00                                           25,000       24,744
                                                                     -----------
                                                                         131,798
                                                                     -----------
SECURITIES BROKERAGE - DEALER -- 8.8%
Bear Stearns Companies, Inc.
   6.00%, 01/24/00                                           58,000       57,783
   5.95%, 02/03/00                                           50,000       49,735
   6.11%, 02/09/00                                           65,000       64,579
   6.11%, 02/11/00                                          105,000      104,285
Goldman Sachs Group
   5.84%, 02/10/00                                           55,000       54,654
   6.09%, 02/23/00                                          200,000      198,245
   6.08%, 02/24/00                                           65,000       64,415
   6.09%, 02/24/00                                          117,000      115,954
   6.23%, 03/29/00                                           22,000       21,671
   6.25%, 04/27/00                                           50,000       49,004
   6.00%, 08/07/00                                          100,000       99,998
JP Morgan & Co.
   5.46%, 01/21/00                                          100,000       99,706
   5.92%, 02/17/00                                           76,000       75,422
   6.00%, 03/10/00                                          140,000      138,417
   5.90%, 05/17/00                                           68,000       66,517
Lehman Brothers Holdings, Inc.
   6.32%, 04/03/00                                          100,000       98,396
Merrill Lynch & Co., Inc.
   6.03%, 03/15/00                                           55,000       54,330
   6.02%, 06/12/00                                           95,000       92,492

                                                             Par        Value
                                                           --------  -----------
Morgan Stanley Dean Witter
  Discover & Co.
   5.61%, 01/19/00                                         $250,000  $   249,319
   6.12%, 02/04/00                                          170,000      169,034
   6.11%, 02/07/00                                           50,000       49,691
   6.11%, 02/08/00                                          145,000      144,081
   6.12%, 02/09/00                                           73,000       72,525
   6.14%, 03/13/00                                            7,000        6,915
Salomon Smith Barney Holdings, Inc.
   5.78%, 02/10/00                                           13,000       12,919
   6.02%, 03/06/00                                          100,000       98,928
   6.02%, 03/07/00                                          100,000       98,912
                                                                     -----------
                                                                       2,407,927
                                                                     -----------
TRADE RECEIVABLES -- 11.4% (a) (f)
Apreco, Inc.
   6.10%, 02/07/00                                           12,000       11,926
   6.13%, 02/07/00                                           50,000       49,691
   6.11%, 02/08/00                                           75,000       74,526
   6.10%, 02/17/00                                           50,000       49,610
   6.15%, 03/15/00                                           35,000       34,564
Barton Capital Corp.
   6.44%, 01/13/00                                           81,000       80,827
   6.09%, 02/04/00                                           34,775       34,579
   6.00%, 02/10/00                                           21,901       21,758
   6.12%, 02/10/00                                           22,283       22,135
   6.03%, 02/16/00                                           46,027       45,680
Corporate Asset Funding Co., Inc.
   5.94%, 02/15/00                                           25,000       24,817
Corporate Receivables Corp.
   6.15%, 02/15/00                                           70,000       69,472
CXC, Inc.
   5.97%, 02/14/00                                           20,000       19,856
   5.99%, 02/17/00                                           53,000       52,592
Edison Asset Securitization Corp., L.L.C.
   6.14%, 02/08/00                                           50,000       49,682
   6.11%, 02/11/00                                           87,000       86,408
   6.12%, 03/08/00                                           65,000       64,276
   6.12%, 03/09/00                                          138,000      136,440
   6.01%, 03/10/00                                           78,609       77,728
   6.12%, 03/10/00                                          100,000       98,854
Eureka Securitization, Inc.
   6.13%, 02/08/00                                           32,000       31,797
   6.13%, 02/25/00                                           50,000       49,542
Falcon Asset Securitization Corp.
   6.82%, 01/06/00                                           43,000       42,959
   6.92%, 01/07/00                                           50,000       49,943
   6.06%, 01/11/00                                           10,000        9,983



                                                             Par        Value
                                                           --------  -----------
   6.73%, 01/11/00                                         $ 94,000  $    93,825
   6.06%, 01/13/00                                           80,000       79,840
   5.98%, 02/18/00                                           57,000       56,552
Monte Rosa Capital Corp.
   6.00%, 01/27/00                                          163,147      162,456
   6.00%, 01/28/00                                           25,000       24,890
   6.00%, 02/04/00                                           40,919       40,692
   6.01%, 02/11/00                                           50,000       49,666
   6.02%, 02/24/00                                           14,922       14,790
   6.00%, 02/28/00                                           67,662       67,025
   6.00%, 03/15/00                                           39,214       38,741
Preferred Receivables Funding Corp.
   6.06%, 01/13/00                                           50,000       49,900
   6.01%, 05/25/00                                           10,000        9,765
Receivables Capital Corp.
   6.15%, 02/11/00                                           40,000       39,725
   6.02%, 02/15/00                                           43,000       42,684
Sheffield Receivables Corp.
   6.20%, 01/25/00                                          163,000      162,337
   6.17%, 01/26/00                                           38,300       38,139
   6.21%, 01/26/00                                          230,000      229,025
   6.19%, 01/27/00                                           32,000       31,860
   6.21%, 01/28/00                                           50,000       49,771
   6.02%, 02/01/00                                           16,860       16,774
   6.14%, 02/25/00                                          151,200      149,814
WCP Funding, Inc.
   6.00%, 02/07/00                                           50,000       49,696
   6.00%, 02/11/00                                           45,000       44,697
   5.99%, 02/17/00                                          100,000       99,230
   6.10%, 02/17/00                                           10,000        9,922
Windmill Funding
   5.93%, 01/14/00                                           35,000       34,927
   6.10%, 02/03/00                                          119,578      118,921
   6.09%, 03/07/00                                           20,000       19,780
                                                                     -----------
                                                                       3,115,089
                                                                     -----------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $17,617,344)                                                  17,617,344
                                                                     -----------
CERTIFICATES OF DEPOSIT -- 25.0%
BANKING - AUSTRALIA -- 0.4%
National Australia Bank, Ltd.
   6.02%, 06/14/00                                          100,000      100,002
                                                                     -----------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (CONTINUED)
December 31, 1999

                                                              Par       Value
                                                           --------  -----------
BANKING - BELGIUM -- 2.6%
Banque Bruxelles Lambert
   5.92%, 02/08/00                                         $ 50,000  $    50,005
Credit Communal de Belgique
   6.27%, 01/03/00                                           50,000       50,000
   6.02%, 03/01/00                                          100,000      100,000
   6.02%, 03/02/00                                          175,000      175,000
   5.20%, 04/06/00                                          100,000       99,987
   5.10%, 04/13/00                                          100,000       99,987
   5.13%, 04/17/00                                          100,000       99,986
   6.02%, 06/09/00                                           35,000       35,000
                                                                     -----------
                                                                         709,965
                                                                     -----------
BANKING - CANADA -- 3.9%
Bank of Montreal
   5.13%, 04/17/00                                           50,000       49,994
   5.20%, 04/17/00                                           40,000       39,986
Bank of Nova Scotia
   6.27%, 01/03/00                                           50,000       50,000
   6.00%, 02/01/00                                          110,000      110,000
   6.00%, 02/28/00                                           85,000       85,000
   6.02%, 06/23/00                                           30,000       30,018
Canadian Imperial Bank of Commerce
   5.05%, 02/07/00                                           45,000       44,998
   5.35%, 03/03/00                                           25,000       24,997
   5.20%, 04/04/00                                          100,000       99,988
   5.10%, 04/12/00                                           87,000       86,995
   5.45%, 06/01/00                                           45,000       44,991
National Bank of Canada
   6.12%, 04/28/00                                           25,000       24,913
   6.05%, 07/05/00                                          100,000      100,000
Royal Bank of Canada
   5.06%, 02/08/00                                           25,000       24,999
   5.75%, 07/03/00                                           52,500       52,487
Toronto-Dominion Bank
   5.10%, 02/10/00                                           50,000       49,998
   5.15%, 02/18/00                                          100,000       99,996
   5.20%, 04/03/00                                           50,000       49,994
                                                                     -----------
                                                                       1,069,354
                                                                     -----------
BANKING - DOMESTIC -- 2.0%
American Express Centurion Bank
   5.93%, 02/08/00                                           10,000       10,000
   6.20%, 03/21/00                                           30,000       30,000
   6.00%, 03/30/00                                          130,000      130,000
First Tennessee Bank N.A.
   5.85%, 02/28/00                                           50,000       50,000


                                                             Par        Value
                                                           --------  -----------
Southtrust Bank N.A.
   5.96%, 02/15/00                                       $   50,000  $    50,000
   5.95%, 02/16/00                                           15,000       15,000
Union Bank of California
   6.03%, 02/14/00                                          126,000      126,000
Wilmington Trust Co.
   6.12%, 04/20/00                                           50,000       49,999
   6.12%, 04/26/00                                           50,000       50,000
   5.95%, 05/08/00                                           40,000       40,000
                                                                     -----------
                                                                         550,999
                                                                     -----------
BANKING - FINLAND -- 0.3%
Merita Bank Ltd.
   6.10%, 02/07/00                                           78,000       78,000
                                                                     -----------
BANKING - FRANCE -- 2.1%
Banque Nationale de Paris
   6.00%, 01/18/00                                           35,000       35,002
   6.00%, 03/03/00                                           64,000       64,001
   6.00%, 06/02/00                                           50,000       50,000
Societe Generale
   5.85%, 03/30/00                                           50,000       50,000
   5.85%, 03/31/00                                          195,000      195,000
   5.85%, 04/03/00                                          118,000      118,000
   5.93%, 04/03/00                                           50,000       50,000
                                                                     -----------
                                                                         562,003
                                                                     -----------
BANKING - GERMANY -- 6.1%
Bayerische HypoVereinsbank AG
   6.02%, 03/03/00                                          100,000      100,000
Bayerische Landesbank Girozentrale
   6.02%, 03/07/00                                           50,000       50,000
   6.00%, 06/02/00                                           25,000       25,000
   6.02%, 06/13/00                                           25,000       25,000
Commerzbank, AG
   5.90%, 05/22/00                                           25,000       24,930
Deutsche Bank AG
   6.02%, 01/14/00                                          125,000      125,000
   5.80%, 04/04/00                                           40,000       40,000
   6.00%, 06/02/00                                          145,000      145,000
   6.14%, 10/18/00                                           25,000       25,009
   6.26%, 10/18/00                                          100,000       99,954
   6.21%, 11/29/00                                          100,000       99,939
Landesbank Hessen-Thuringen
  Girozentrale
   5.20%, 04/26/00                                           50,000       49,988
Norddeutsche Landesbank Girozentrale
   6.01%, 01/14/00                                          100,000      100,000

                                                             Par        Value
                                                           --------  -----------
Westdeutsche Landesbank Girozentrale
   5.95%, 02/01/00                                         $ 57,000  $    57,000
   6.00%, 03/01/00                                           46,000       46,000
   6.16%, 03/23/00                                           60,000       60,000
   6.15%, 03/28/00                                          104,000      104,000
   6.18%, 03/28/00                                          150,000      150,000
   6.15%, 03/29/00                                          100,000      100,000
   6.18%, 03/29/00                                          167,000      167,000
   6.03%, 06/06/00                                           61,000       61,000
                                                                     -----------
                                                                       1,654,820
                                                                     -----------
BANKING - NETHERLANDS -- 0.4%
ING Bank NV
   5.93%, 02/15/00                                          100,000      100,000
   6.00%, 06/21/00                                           25,000       25,005
                                                                     -----------
                                                                         125,005
                                                                     -----------
BANKING - NORWAY -- 0.4%
Christiania Bank
   6.14%, 02/02/00                                          100,000      100,000
                                                                     -----------
BANKING - SWEDEN -- 0.6%
Svenska Handelsbanken
   6.04%, 01/18/00                                           50,000       50,001
   6.00%, 03/02/00                                           50,000       50,000
   6.03%, 03/10/00                                           25,000       24,991
   6.04%, 06/19/00                                           31,100       31,018
                                                                     -----------
                                                                         156,010
                                                                     -----------
BANKING - SWITZERLAND -- 3.7%
Credit Suisse First Boston
   6.15%, 07/03/00                                           75,000       74,771
UBS AG
   5.05%, 01/13/00                                          100,000      100,001
   5.11%, 01/13/00                                           50,000       49,999
   5.20%, 02/28/00                                          100,000       99,994
   5.35%, 03/01/00                                           25,000       24,997
   5.10%, 04/12/00                                           71,000       70,996
   5.26%, 05/10/00                                          100,000       99,983
   5.40%, 05/31/00                                           50,000       49,991
   5.45%, 06/01/00                                           50,000       49,991
   5.70%, 06/27/00                                           25,000       24,995
   5.80%, 07/05/00                                           25,000       24,995
   6.15%, 11/20/00                                          250,000      249,852
   6.30%, 12/11/00                                          100,000       99,923
                                                                     -----------
                                                                       1,020,488
                                                                     -----------


                                                             Par        Value
                                                         ----------   ----------
BANKING - UNITED KINGDOM -- 2.5%
Bank of Scotland Treasury Services PLC
   5.94%, 03/31/00                                         $ 60,000  $    60,001
   6.02%, 06/07/00                                          100,000      100,002
   6.02%, 06/08/00                                          150,000      150,003
   6.02%, 06/12/00                                           40,000       40,000
Barclays Bank PLC
   5.04%, 01/12/00                                          100,000       99,999
   5.35%, 05/22/00                                           40,000       40,000
   5.66%, 06/14/00                                           25,000       24,995
   5.85%, 08/01/00                                          100,000      100,000
National Westminster Bank PLC
   5.06%, 01/10/00                                           24,500       24,500
Royal Bank of Scotland
   5.93%, 02/18/00                                           50,000       50,000
                                                                     -----------
                                                                         689,500
                                                                     -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,816,146)                                                    6,816,146
                                                                     -----------
VARIABLE RATE OBLIGATIONS -- 8.0% (b)
AUTOMOTIVE -- 0.3%
Ford Motor Credit
   6.10%, 02/18/00                                           90,000       89,953
                                                                     -----------
BANKING - CANADA -- 0.2%
City of New Britain,
  Connecticut GO Pension Bonds
   5.70%, 01/07/00                                           40,000       40,000
                                                                     -----------
BANKING - DOMESTIC -- 0.2% (e)
Active Living of Glenview,
  L.L.C. Senior Floating Rate Note
  Series 1998 (a)
   6.05%, 01/07/00                                           11,000       11,000
Baptist Health Systems of South
  Florida, Inc. Series 1995A
   6.40%, 01/07/00                                            6,375        6,375
Baptist Health Systems of South
  Florida, Inc. Series 1995B
   6.40%, 01/07/00                                            4,500        4,500
BMC Special Care Facilities
  Financing Authority of the City
  of Montgomery, Alabama Taxable RB
  (Montgomery Baptist Outreach
  Services Corp. Project) Series 1997A
   5.85%, 01/07/00                                            8,600        8,600

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (CONTINUED)
December 31, 1999

                                                             Par        Value
                                                           --------  -----------
Columbus, Georgia Development
  Authority Taxable RB (Jay Leasing,
  Inc. Project) Series 1997
   5.85%, 01/07/00                                         $  7,400  $     7,400
Fillmore Public Financing Authority
  VRD Tax Allocation Bond (Fillmore
  Redevelopment Agency Central City
  Redevelopment Project Area)
  Series 1998A
   5.85%, 01/07/00                                           10,120       10,120
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas Inc.) Series 1997
  B-1
   6.46%, 01/07/00                                            7,625        7,625
New Jersey Economic Development
  Authority Adjustable Rate Title IX
  Loan Portfolio Securitization Bonds
  Series 1995
   6.43%, 01/03/00                                           12,700       12,700
Town of Islip IDA 1992 Taxable
  Adjustable Rate IDRB (Nussdorf
  Associates/Quality King Distributors,
  Inc. Facility) (a)
   5.73%, 01/07/00                                            5,215        5,215
                                                                     -----------
                                                                          73,535
                                                                     -----------
BANKING - GERMANY -- 0.7%
City of Santa Rosa VRD Wastewater
  Series 1998A (e)
   6.50%, 01/07/00                                           17,800       17,800
Deutsche Bank AG
   6.59%, 01/18/00                                          165,000      165,000
                                                                     -----------
                                                                         182,800
                                                                     -----------
BANKING - NETHERLANDS -- 0.4%
Restructured Assets Certificates with
  Enhanced Returns Notes
  Series 1999-25-MM-MBS (d) (e)
   6.56%, 01/06/00                                          100,000      100,000
Special Care Facilities Financing Authority
  of The City of Daphne (Presbyterian
  Retirement Corp., Inc.) Series 1998B
   5.85%, 01/07/00                                            6,850        6,850
                                                                     -----------
                                                                         106,850
                                                                     -----------


                                                             Par        Value
                                                           --------  -----------
BANKING - SWITZERLAND -- 0.4% (d)
Structured Products Asset Return
  Certificates Series 1999-4
   6.32%, 01/24/00                                         $100,000  $   100,000
                                                                     -----------
BANKING - UNITED KINGDOM & GERMANY -- 0.0% (e)
County of Riverside 1990 Taxable COP
  (Monterey Avenue Project)
   6.00%, 01/07/00                                            7,800        7,800
                                                                     -----------
DIVERSIFIED FINANCIAL ASSETS -- 1.7% (a) (f)
Lexington Parker Capital Corp.
   6.53%, 01/25/00                                           29,000       29,000
Short-Term Repackaged Asset Trust
  Series 1998E
   6.56%, 01/18/00                                           50,000       50,000
Short-Term Repackaged Asset Trust
  Series 1999C
   6.52%, 01/13/00                                           12,400       12,400
Sigma Finance, Inc.
   6.24%, 3/15/00                                            50,000       49,997
   6.24%, 3/22/00                                            30,000       29,998
Variable Funding Capital Corp.
   6.56%, 01/14/00                                          195,000      195,000
   6.56%, 01/18/00                                          100,000      100,000
                                                                     -----------
                                                                         466,395
                                                                     -----------
ELECTRICAL & ELECTRONICS -- 0.2% (a)(e)
New Jersey Economic Development
  Authority Taxable Economic
  Development Bonds (MSNBC CNBC
  Project) Series 1997A
   5.90%, 01/03/00                                           40,900       40,900
                                                                     -----------
LIFE & HEALTH INSURANCE -- 1.3%
Monumental Life Insurance Co. (d)
   5.78%, 01/01/00                                          100,000      100,000
   6.56%, 01/01/00                                           10,000       10,000
   6.68%, 01/03/00                                          100,000      100,000
Transamerica Life Insurance
  and Annuity Co. (a)
   6.48%, 01/03/00                                           75,000       75,000
Travelers Insurance Co. (d)
   6.49%, 01/01/00                                           75,000       75,000
                                                                     -----------
                                                                         360,000
                                                                     -----------

                                                            Par        Value
                                                          --------  -----------
SECURITIES BROKERAGE - DEALER -- 2.0%
Lehman Commercial Paper, Inc. (d)
   6.73%, 01/03/00                                        $400,000  $   400,000
Morgan Stanley Dean Witter & Co.
   6.51%, 01/14/00                                         155,000      155,000
                                                                    -----------
                                                                        555,000
                                                                    -----------
TRADE RECEIVABLES -- 0.6% (a) (f)
Asset Securitization Cooperative Corp.
   6.59%, 01/31/00                                          50,000       50,000
Park Avenue Receivables Corp.
   6.51%, 01/13/00                                         100,000      100,000
                                                                    -----------
                                                                        150,000
                                                                    -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,173,233)                                                   2,173,233
                                                                    -----------
BANK NOTES -- 0.7%
European American Bank
   5.61%, 06/12/00                                          25,000       24,995
FCC National Bank
   6.00%, 02/25/00                                          33,000       32,988
LaSalle National Bank
   5.15%, 04/10/00                                          75,000       74,994
   5.30%, 05/15/00                                          50,000       49,991
                                                                    -----------
TOTAL BANK NOTES
  (COST $182,968)                                                       182,968
                                                                    -----------


                                                     Maturity Value     Value
                                                    ---------------  ----------
REPURCHASE AGREEMENTS -- 1.3% (c)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   5.00% Issue 10/01/99
         Due   01/03/00                                   $111,362  $   111,316
   5.00% Issue 12/15/99
         Due   01/03/00                                     35,014       35,000
   5.00% Issue 12/16/99
         Due   01/03/00                                    103,728      103,684
   5.00% Issue 12/31/99
         Due   01/03/00                                     19,837       19,828
Salomon Smith Barney, Inc.
   4.55% Issue 12/31/99
         Due   01/03/00                                    100,038      100,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $369,828)                                                       369,828
                                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $27,159,519)                                                 27,159,519
                                                                    -----------
OTHER ASSETS AND LIABILITIES-- 0.4%
   Other assets                                                         250,130
   Liabilities                                                         (144,464)
                                                                    -----------
                                                                        105,666
                                                                    -----------
TOTAL NET ASSETS-- 100.0%                                           $27,265,185
                                                                    ===========


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 1999
(All dollar amounts are in thousands unless otherwise noted.)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 1999, the aggregate value of such securities held by the fund was $11,983,606 which represented 43.95% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue date may be subject to seven day putable demand features for liquidity purposes.

(d) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At December 31, 1999, the aggregate value of such securities held by Schwab Value Advantage Fund was $885,000 which represented 3.25% of the net assets of the fund.

(e) Security has one or more third party credit enhancements.

(f) Asset-backed securities are securities backed by underlying assets and categorized by industry.

PORTFOLIO ABBREVIATIONS

COP   Certificates of Participation
GO    General Obligation
IDA   Industrial Development Authority
IDRB  Industrial Development Revenue Bond
RB    Revenue Bond
VRD   Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
December 31, 1999

ASSETS
Investments, at value (Cost: $27,159,519)                          $27,159,519
Receivables:
   Interest                                                            133,306
   Fund shares sold                                                    115,292
Prepaid expenses                                                         1,532
                                                                   -----------
     Total assets                                                   27,409,649
                                                                   -----------
LIABILITIES
Payables:
   Dividends                                                            19,004
   Fund shares redeemed                                                121,515
   Investment advisory and administration fees                             717
   Transfer agency and shareholder service fees                          1,317
Other liabilities                                                        1,911
                                                                   -----------
     Total liabilities                                                 144,464
                                                                   -----------
Net assets applicable to outstanding shares                        $27,265,185
                                                                   ===========

NET ASSETS CONSIST OF
Paid-in capital                                                    $27,265,310
Accumulated net realized loss on investments sold                         (125)
                                                                   -----------
                                                                   $27,265,185
                                                                   ===========
PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                    27,265,419
Net asset value, offering and redemption
   price per share                                                       $1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF OPERATIONS (IN THOUSANDS)
For the year ended December 31, 1999

Interest income                                                    $ 1,378,837
                                                                   -----------
Expenses:
   Investment advisory and administration fees                          89,505
   Transfer agency and shareholder service fees                         64,922
   Custodian and portfolio accounting fees                               1,649
   Registration fees                                                     1,600
   Professional fees                                                       115
   Shareholder reports                                                     107
   Trustees' fees                                                           41
   Other expenses                                                          218
                                                                   -----------
                                                                       158,157
Less: expenses reduced (see Note 4)                                    (54,235)
                                                                   -----------
     Net expenses incurred by fund                                     103,922
                                                                   -----------
Net investment income                                                1,274,915
                                                                   -----------
Increase in net assets resulting from operations                   $ 1,274,915
                                                                   ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
For the year ended December 31,

                                                                         1999            1998
                                                                     ------------    ------------
Operations:
   Net investment income                                             $  1,274,915    $    947,847
                                                                     ------------    ------------
   Increase in net assets resulting from operations                     1,274,915         947,847
                                                                     ------------    ------------
Dividends to shareholders from net investment income (see Note 2):     (1,274,915)       (947,956)
                                                                     ------------    ------------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                           40,135,739      31,568,338
   Net asset value of shares issued in reinvestment of dividends        1,322,147         849,749
   Payments for shares redeemed                                       (36,388,513)    (23,884,351)
                                                                     ------------    ------------
   Increase in net assets from capital share transactions               5,069,373       8,533,736
                                                                     ------------    ------------
Total increase in net assets                                            5,069,373       8,533,627
Net assets:
   Beginning of period                                                 22,195,812      13,662,185
                                                                     ------------    ------------
   End of period                                                     $ 27,265,185    $ 22,195,812
                                                                     ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
FINANCIAL HIGHLIGHTS

YEAR ENDED 12/31                                        1999          1998          1997         1996        1995
PER SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00          1.00          1.00         1.00        1.00
                                                     ------------------------------------------------------------------
From investment operations:
   Net investment income                                   0.05          0.05          0.05         0.05        0.06
                                                     ------------------------------------------------------------------
   Total from investment operations                        0.05          0.05          0.05         0.05        0.06
Less distributions:
   Dividends from net investment income                   (0.05)        (0.05)        (0.05)       (0.05)      (0.06)
                                                     ------------------------------------------------------------------
   Total distributions                                    (0.05)        (0.05)        (0.05)       (0.05)      (0.06)
                                                     ------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           1.00          1.00          1.00         1.00        1.00
                                                     ------------------------------------------------------------------
Total return (%)                                           5.01          5.35          5.40         5.26        5.80

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets      0.40          0.40          0.40         0.40        0.40
Reductions reflected in above expense ratio                0.21          0.27          0.29         0.30        0.32
Ratio of net investment income to average net assets       4.91          5.21          5.28         5.14        5.63
Net assets, end of period ($ X 1,000)                27,265,185    22,195,812    13,662,185   10,476,537   6,923,890

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1999
(All dollar amounts are in thousands unless otherwise noted)

1.  DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the fund, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund,(REGISTRATION MARK) Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

As of December 31, 1999, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                             Schwab Value Advantage
             Expiring in:                 Money Fund(REGISTRATION MARK)
             ----------                  ------------------------------
             12/31/01                                 $  1
             12/31/02                                    2
             12/31/03                                  122
                                                      ----
               Total capital loss carryforwards       $125
                                                      ====

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The fund has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999 the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services and 0.20% on such assets for shareholder services. In addition, Schwab may charge a fee of five dollars for purchases and redemptions in amounts less than five thousand dollars and may impose a five dollar monthly fee for balances below the minimum required.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The fund incurred fees of $41 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the fund's total operating expenses will not exceed 0.40% of the fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1999, the total of such fees reduced by the investment adviser was $54,235.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Value Advantage Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Value Advantage Money Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the year then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
February 4, 2000

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value
Advantage Investments.-Registered Trademark-

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

   INVESTMENT ADVISER
   Charles Schwab Investment Management, Inc.
   101 Montgomery Street, San Francisco, CA 94104

   DISTRIBUTOR
   Charles Schwab & Co., Inc.
   101 Montgomery Street, San Francisco, CA 94104

   This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

   -C-2000 Charles Schwab & Co., Inc. All rights reserved.
   Member SIPC/NYSE.

   Printed on recycled paper. MKT3858-2 (2/00)